Commitments and Contingencies (Details 1) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Commitments [Line Items]
Total		$ 215,501	$ 190,017	$ 118,718
Deferred Lease Revenue
Other Commitments [Line Items]
2017	$ 276,061	124,800
2018	85,761	62,491
2019	40,944	28,210
Total	$ 402,766	$ 215,501